Property and Equipment - Changes in Property and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disposal groups classified as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Classified as held for sale, property, plant and equipment	₩ 13,512	₩ 17,412